COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Management and Others Minimum	Dec. 31, 2014 Management and Others Maximum	Dec. 31, 2014 Support Personnel Minimum	Dec. 31, 2014 Support Personnel Maximum
Employment Agreements Parties [Line Items]
Renewal period for operating lease commitments							1 year	2 years
Terms of employment agreements									2 years	5 years	6 months	1 year
Operating lease rental expense	$ 0.6	3.7	$ 0.6	4.0	$ 0.7	4.3
Licensee expense	$ 0.05	0.30	$ 0.03	0.20	$ 0.15	1.00